IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Impairment Losses (Reversals) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Impairment and reversal of non-current assets
Impairment (reversals) charges		$ 312	$ 1,671
Impairment loss recognised in profit or loss, goodwill		0	(1,188)
Long Canyon [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	$ 84
Recoverable amount	319	65	319
Veladero [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	490
Recoverable amount	479		479
Reko Diq [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges			120
Loulo-Gounkoto [Member]
Impairment and reversal of non-current assets
Recoverable amount	$ 3,072		3,072
Individual assets or cash-generating units [member] | Long Canyon [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges		280	85
Individual assets or cash-generating units [member] | Bulyanhulu [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges		17	0
Individual assets or cash-generating units [member] | North Mara [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges		5	0
Individual assets or cash-generating units [member] | Veladero [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges		0	490
Individual assets or cash-generating units [member] | Reko Diq [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges		0	(120)
Individual assets or cash-generating units [member] | Lumwana [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges		0	23
Individual assets or cash-generating units [member] | Loulo-Gounkoto [Member]
Impairment and reversal of non-current assets
Impairment loss recognised in profit or loss, goodwill		0	1,188
Non-current assets or disposal groups classified as held for sale [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges		312	$ 483
Cash-generating units | Long Canyon [Member]
Impairment and reversal of non-current assets
Recoverable amount		55
Cash-generating units | Bulyanhulu [Member]
Impairment and reversal of non-current assets
Recoverable amount		833
Cash-generating units | Veladero [Member]
Impairment and reversal of non-current assets
Recoverable amount		549
Cash-generating units | Lumwana [Member]
Impairment and reversal of non-current assets
Recoverable amount		1,756
Cash-generating units | Loulo-Gounkoto [Member]
Impairment and reversal of non-current assets
Recoverable amount		3,400
Cash-generating units | Kibali [Member]
Impairment and reversal of non-current assets
Recoverable amount		2,624
Cash-generating units | Hemlo [Member]
Impairment and reversal of non-current assets
Recoverable amount		$ 363